Exceptional items (Tables)	9 Months Ended
Sep. 30, 2026
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
	€m	€m	€m	€m
Business transformation program (1)	2.3	14.2	8.4	35.4
Organizational streamlining program (2)	2.8	3.1	17.2	10.9
Supply chain network optimization (3)	1.5	—	3.6	1.9
Settlement of legacy matters	(2.7)	(0.4)	(2.4)	0.7
Total exceptional items	3.9	16.9	26.8	48.9